Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 11 – Commitments and Contingencies

Guaranty provided for related party

The Company provided a guaranty on behalf of Forasen Group’s outstanding line of credit of RMB 60,050,000 (equivalent to $8,645,459) by pledging the Company’s building with a net book value of approximately RMB 27.54 million (equivalent to $4.0 million) as the collateral for the loan and notes. The guaranty on the line of credit expired on April 8, 2017.